Convertible Note Payable (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 17, 2023	Jan. 25, 2022	Dec. 31, 2022	Oct. 25, 2022
Convertible Note Payable (Details) [Line Items]
Principal amount				$ 1,707,500
Interest rate			8%
Investor, description			Subject to the occurrence of any triggering events as defined in the Note, the Investor shall have the right to increase the balance of the Note by 5% or 10%.
Investor percentage			120.00%
Exercise price (in Dollars per share)			$ 7.2
OID amount			$ 187,000
Cash placement agent fee			110,000
Accrued interest expense			22,767
Legal fees			$ 20,000
Convert amount	$ 1,238,400
Conversion price per share (in Dollars per share)	$ 7.2
Restricted ordinary shares issued (in Shares)	172,000	260,000
Private Warrants [Member]
Convertible Note Payable (Details) [Line Items]
Exercise price (in Dollars per share)			$ 0.18